STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF OPTION ACTIVITY AND RELATED INFORMATION

A summary of the Company’s option activity and related information follows:

	Number of Options (1)	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balances, January 1, 2022	3,690,955	$1.98	$1.38	8.52	$6,550
Options granted	602,275	4.08	1.81		-
Options forfeited	(30,468)	2.93	2.32		-
Options exercised	(254,623)	0.94	2.39		-
Balances, June 30, 2022	4,008,139	$2.36	$1.72	8.43	$5,845

Balances, January 1, 2023	3,642,958	$2.02	$1.21	7.90	$35,989
Options granted	143,607	7.50	3.82		632
Options forfeited	(238,345)	3.53	1.62		369
Options exercised	(105,121)	3.07	5.91		298
Balances, June 30, 2023	3,443,099	$2.11	$1.27	6.16	$1,520

At June 30, 2023
Vested and Exercisable	2,164,874	$1.55		4.89	$1,389
Vested and expected to vest	3,443,099	$2.11		6.16	$1,520

(1)	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 1 for additional information.

A summary of the Company’s option activity and related information follows:

	Number of Options(1)	Weighted- Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic value
Balances, January 1, 2021	3,029,791	$0.45	$0.72	7.92	$651
Options granted	2,069,309	3.41	2.03		3,551
Options forfeited	(421,094)	1.44	1.82		-
Options exercised	(987,051)	0.51	0.53		442
Balances, December 31, 2021	3,690,955	$1.98	$1.38	8.52	$6,550

Balances, January 1, 2022	3,690,955	$1.98	$1.38	8.52	$6,550
Options granted	572,428	3.46	1.57		-
Options forfeited	(39,074)	3.13	1.73		-
Options exercised	(581,351)	1.16	0.89		-
Balances, December 31, 2022	3,642,958	$2.02	$1.21	7.90	$35,898

At December 31, 2022
Vested and Exercisable	1,646,304	$1.48		7.13	$17,114
Vested and expected to vest	3,642,958	$2.02		7.90	$35,898

(1)	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.

SCHEDULE OF VALUATION ASSUMPTIONS OF OPTIONS
	2022	2021
Weighted average fair value of options granted	$1.57	$2.05
Risk-free interest rate	2.71%	1.08%
Volatility	45.0%	52.6%
Expected life (years)	5.68	6.02
Dividend yield	0.00%	0.00%

SCHEDULE OF RESTRICTED STOCK UNITS ACTIVITY

There were no grants of restricted stock units prior to October 7, 2022. The following table presents the restricted stock units activity for the six months ended June 30, 2023:

	Number of Shares	Weighted-Average Fair Market Value
Unvested shares at January 1, 2023	180,000	$14.00
Granted and unvested	489,998	7.29
Vested	(461,998)	7.50
Unvested shares, June 30, 2023	208,000	$14.00

Vested and exercisable as of June 30, 2023	-	$-

There were no grants of restricted stock units prior to October 7, 2022. The following table presents the restricted stock units activity for the year ended December 31, 2022:

	Number of Shares	Weighted-Average Fair Market Value
Unvested shares, December 31, 2021	-	-
Granted and unvested	180,000	$14.00
Vested	-	-
Forfeited/Cancelled	-	-
Unvested shares, December 31, 2022	180,000	$14.00
Vested as of December 31, 2022	-	$-

SCHEDULE OF STOCK BASED COMPENSATION

Share-based compensation for the six months ended June 30, 2023 and 2022 was allocated as follows:

	June 30,
	2023	2022
Cost of goods sold	$75	$143
Research and development	49	171
Selling and marketing	971	192
General and administrative expense	4,346	213
Total	$5,441	$719

Share-based compensation for the three months ended June 30, 2023 and 2022 was allocated as follows:

	June 30,
	2023	2022
Cost of goods sold	$39	$46
Research and development	20	134
Selling and marketing	115	132
General and administrative expense	780	119
Total	$954	$431